File No. 333-281598

As filed with the Securities and Exchange Commission on March 19, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. _
☒ Post-Effective Amendment No. 6

(Check Appropriate Box or Boxes)

Transamerica Financial Life Insurance Company

(Name of Insurance Company)

6400 C Street SW

Cedar Rapids, IA 52499

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

Insurance Company’s Telephone Number, including Area Code: (319) 355-8511

Brian Stallworth, Esq.

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

6400 C Street SW

Cedar Rapids, IA 52499-4240

Telephone Number: (319) 355-8511

(Name, Address, including zip code, and telephone number, including area code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously after the registration statement becomes effective.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on May 1, 2026, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment No. 6 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-4 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2026, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 5 on January 20, 2026, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooksville, State of Florida, on March 19, 2026.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Registrant)

*
By:	Jamie Ohl
Director and President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on March 19, 2026.
Signatures	Title

*	Director and President (Principal Executive Officer)
Jamie Ohl

*	Director, Chairman of the Board and Senior Vice President, Financial Assets
Bonnie T. Gerst

*	Director and Chief Corporate Affairs Officer
Maurice Perkins

*	Director, General Counsel, Senior Vice President and Secretary
Andrew S. Williams

*	Chief Financial Officer, Executive Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Matt Keppler

*	Director, Chief Strategy & Development Officer and Senior Vice President
Chris Giovanni

Director
Maureen Buckley

*	Director
Anne C. Kronenberg

*	Director
June Yuson

/s/ Brian Stallworth*	Assistant Secretary
Brian Stallworth
 *By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.